Investment in Affiliates	12 Months Ended
Mar. 31, 2018
Investments in and Advances to Affiliates [Abstract]
Investment in Affiliates

12. Investment in Affiliates

Investment in affiliates at March 31, 2017 and 2018 consists of the following:

	Millions of yen
	2017	2018
Shares	¥485,386	¥531,481
Loans and others	38,848	59,882

	¥524,234	¥591,363

Certain affiliates are listed on stock exchanges. The aggregate investment in and quoted market value of those affiliates amounted to ¥127,121 million and ¥159,867 million, respectively, as of March 31, 2017 and ¥176,216 million and ¥225,569 million, respectively, as of March 31, 2018.

In fiscal 2016, 2017 and 2018, the Company and its subsidiaries received dividends from affiliates of ¥30,063 million, ¥14,913 million and ¥47,688 million, respectively.

In the Company’s consolidated balance sheets, the book value of investment in affiliates over the underlying equity in the net assets of such affiliates as of date of the most recent available financial statements of the investees were ¥96,649 million and ¥95,575 million as of March 31, 2017 and 2018, respectively. The differences mainly consist of goodwill and fair value adjustments for fixed assets.

From fiscal 2016, the Company no longer has the ability to exercise significant influence on ORIX JREIT Inc., and therefore has excluded ORIX JREIT Inc. from investment in affiliates accounted for by using the equity method. The transactions during the period accounted for by the equity method are described below.

ORIX JREIT Inc., formerly an equity method affiliate, entered into an asset management agreement and the like with one of the Company’s subsidiaries and paid fees of ¥1,937 million for fiscal 2016.

In fiscal 2016, the Company and certain subsidiaries sold to ORIX JREIT Inc., office buildings, commercial facilities other than office buildings, and condominiums mainly under operating leases. In fiscal 2016, the Company and the subsidiaries recognized gains of ¥1,744 million in earnings as operating leases revenues. The related intercompany profits have been eliminated based on the Company’s proportionate share.

Combined and condensed information relating to the affiliates for fiscal 2016, 2017 and 2018 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	2016	2017	2018
Operations:
Total revenues	¥1,333,838	¥1,394,872	¥1,871,156
Income before income taxes	177,535	154,162	245,408
Net income	141,964	109,183	210,443

Financial position:
Total assets	¥8,350,901	¥8,452,544	¥9,391,445
Total liabilities	6,206,321	6,075,513	6,717,326
Total equity	2,144,580	2,377,031	2,674,119

The Company and its subsidiaries had no significant transactions with these companies except as described above.